Related Party Transactions (Details) - USD ($)					3 Months Ended	12 Months Ended
	Nov. 26, 2025	Jan. 10, 2025	Aug. 06, 2024	Jul. 12, 2024	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Line Items]
Initial business combination completion period					180 days	180 days
Working capital loans					$ 2,000,000	$ 2,000,000
Sponsor fee	$ 240,000
Agreement services fee					12,000
Executive Chairman [Member]
Related Party Transactions [Line Items]
Shares transferred			130,000
Sponsor HoldCo [Member]
Related Party Transactions [Line Items]
Capital contribution				$ 25,000
Sponsor HoldCo [Member] | Director [Member]
Related Party Transactions [Line Items]
Shares transferred			30,000
Related Party Loans [Member]
Related Party Transactions [Line Items]
Working capital loans
Ms. Gishen [Member]
Related Party Transactions [Line Items]
Agreement services fee					$ 4,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Shares forfeiture		875,000
IPO [Member]
Related Party Transactions [Line Items]
Percentage of issued and outstanding shares		25.00%
Founder Shares [Member]
Related Party Transactions [Line Items]
Shares transferred			220,000
Class B Ordinary Shares [Member] | Sponsor HoldCo [Member]
Related Party Transactions [Line Items]
Number of shares issued				6,708,333
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Working capital loans convertible price per share					$ 10	$ 10